Derivatives and Hedge Accounting Activities (Tables)	3 Months Ended
Mar. 31, 2023
Offsetting Assets

The tables below present the Companies' derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in their Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

	Dominion Energy Gross Amounts Not Offset in the Consolidated Balance Sheet				Virginia Power Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
March 31, 2023
Commodity contracts:
Over-the-counter	$238	$91	$—	$147	$128	$57	$—	$71
Exchange	59	59	—	—	13	13	—	—
Interest rate contracts:
Over-the-counter	748	202	—	546	90	10	—	80
Foreign currency exchange rate contracts:
Over-the-counter	1	1	—	—	1	1	—	—
Total derivatives, subject to a master netting or similar arrangement	$1,046	$353	$—	$693	$232	$81	$—	$151
December 31, 2022
Commodity contracts:
Over-the-counter	$408	$28	$—	$380	$238	$7	$—	$231
Exchange	160	159	—	1	—	—	—	—
Interest rate contracts:
Over-the-counter	1,407	248	—	1,159	614	38	—	576
Total derivatives, subject to a master netting or similar arrangement	$1,975	$435	$—	$1,540	$852	$45	$—	$807

Excludes derivative assets of $151 million and $201 million at Dominion Energy and $1 million and $30 million at Virginia Power at March 31, 2023 and December 31, 2022, respectively, which are not subject to master netting or other similar arrangements.
Offsetting Liabilities
(1)
Excludes derivative liabilities of $68 million and $26 million at Virginia Power at March 31, 2023 and December 31, 2022, respectively, which are not subject to master netting or similar arrangements. Dominion Energy did not have any derivative liabilities at March 31, 2023 and December 31, 2022 which were not subject to master netting or similar arrangements.

Schedule of Volume of Derivative Activity

The following table presents the volume of the Companies' derivative activity at March 31, 2023. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Dominion Energy		Virginia Power
	Current	Noncurrent	Current	Noncurrent
Natural Gas (bcf):
Fixed price	56	15	53	15
Basis(1)	160	405	148	402
Electricity (MWh in millions):
Fixed price	16	45	8	15
FTRs	18	—	18	—
Oil (Gal in millions)	6	—	6	—
Interest rate(2) (in millions)	$526	$11,782	$125	$2,750
Foreign currency exchange rate(2) (in millions)
Danish Krone	344 kr.	4,167 kr.	344 kr.	4,167 kr.
Euro	€676	€2,131	€676	€2,131

(1)
Includes options.
Maturity is determined based on final settlement period.
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following table presents selected information related to gains and losses on cash flow hedges included in AOCI in the Companies' Consolidated Balance Sheets at March 31, 2023:

	Dominion Energy			Virginia Power
	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Interest rate	$(250)	$(33)	393 months	$7	$—	393 months
Total	$(250)	$(33)		$7	$—

Fair Value of Derivatives

Fair Value and Gains and Losses on Derivative Instruments

The following table presents the fair values of the Companies' derivatives and where they are presented in their Consolidated Balance Sheets:

	Dominion Energy			Virginia Power
	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At March 31, 2023
ASSETS
Current Assets
Commodity	$—	$157	$157	$—	$79	$79
Interest rate	11	95	106	11	—	11
Foreign currency exchange rate	—	1	1	—	1	1
Total current derivative assets(1)	11	253	264	11	80	91
Noncurrent Assets
Commodity	—	291	291	—	63	63
Interest rate	79	563	642	79	—	79
Total noncurrent derivative assets(2)	79	854	933	79	63	142
Total derivative assets	$90	$1,107	$1,197	$90	$143	$233
LIABILITIES
Current Liabilities
Commodity	$—	$309	$309	$—	$145	$145
Interest rate	—	55	55	—	—	—
Foreign currency exchange rate	—	7	7	—	7	7
Total current derivative liabilities(3)	—	371	371	—	152	152
Noncurrent Liabilities
Commodity	—	84	84	—	36	36
Interest rate	62	286	348	62	—	62
Foreign currency exchange rate	—	86	86	—	86	86
Total noncurrent derivative liabilities(4)	62	456	518	62	122	184
Total derivative liabilities	$62	$827	$889	$62	$274	$336
At December 31, 2022
ASSETS
Current Assets
Commodity	$—	$532	$532	$—	$264	$264
Interest rate	501	104	605	501	—	501
Total current derivative assets(1)	501	636	1,137	501	264	765
Noncurrent Assets
Commodity	—	237	237	—	4	4
Interest rate	113	689	802	113	—	113
Total noncurrent derivative assets(2)	113	926	1,039	113	4	117
Total derivative assets	$614	$1,562	$2,176	$614	$268	$882
LIABILITIES
Current Liabilities
Commodity	$—	$700	$700	$—	$290	$290
Interest rate	—	70	70	—	—	—
Foreign currency exchange rate	—	8	8	—	8	8
Total current derivative liabilities(3)	—	778	778	—	298	298
Noncurrent Liabilities
Commodity	—	226	226	—	58	58
Interest rate	7	300	307	7	—	7
Foreign currency exchange rate	—	93	93	—	93	93
Total noncurrent derivative liabilities(4)	7	619	626	7	151	158
Total derivative liabilities	$7	$1,397	$1,404	$7	$449	$456

(1)
Includes $1 million and $118 million recorded in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at March 31, 2023 and December 31, 2022, respectively.
(2)
Noncurrent derivative assets are presented in other deferred charges and other assets in the Companies’ Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
(3)
Includes $1 million and $6 million recorded in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at March 31, 2023 and December 31, 2022, respectively.
(4)
Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in the Companies' Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both March 31, 2023 and December 31, 2022.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location

The following tables present the gains and losses on the Companies' derivatives, as well as where the associated activity is presented in their Consolidated Balance Sheets and Statements of Income.

	Dominion Energy			Virginia Power
Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives(1)	Amount of Gain (Loss) Reclassified from AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)	Amount of Gain (Loss) Recognized in AOCI on Derivatives(1)	Amount of Gain (Loss) Reclassified from AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)
(millions)
Three Months Ended March 31, 2023
Derivative type and location of gains (losses):
Interest rate(3)	$(12)	$(11)	$(120)	$(12)	$—	$(120)
Total	$(12)	$(11)	$(120)	$(12)	$—	$(120)
Three Months Ended March 31, 2022
Derivative type and location of gains (losses):
Interest rate(3)	$33	(14)	$279	$26	$(1)	$279
Total	$33	$(14)	$279	$26	$(1)	$279

(1)
Amounts deferred into AOCI have no associated effect in the Companies' Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
(3)
Amounts recorded in the Companies' Consolidated Statement of Income are classified in interest and related charges.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance
(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
(2)
Excludes amounts related to foreign currency exchange rate derivatives that are deferred to plant under construction within property, plant and equipment and regulatory assets/liabilities that will begin to amortize once the CVOW Commercial Project is placed in service.